Financial assets and liabilities - Financing activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 27, 2022	Jun. 08, 2022
Financial assets and liabilities
Issuance of notes	$ 3,277,000,000	$ 3,231,000,000
Stated interest rate	6.00%
Maximum amount drawable				$ 325,000,000
Lease obligations	$ 408,000,000	327,000,000	$ 182,000,000
New lease liabilities incurred and foreign currency movements during the year		204,000,000
New lease liabilities incurred during the year	158,000,000
Foreign currency movements	5,000,000
Lease payments	78,000,000	$ 59,000,000	$ 48,000,000
Principal Repayments And Disposal Of Lease Assets	78,000,000
Disposal Of Leased Assets	$ 4,000,000
6.000% Senior Secured Green Notes
Financial assets and liabilities
Issuance of notes					$ 600,000,000
Stated interest rate		6.00%			6.00%
3.250% Senior Secured Green Notes
Financial assets and liabilities
Stated interest rate	3.25%	3.25%
3.000% Senior Green Notes
Financial assets and liabilities
Stated interest rate	3.00%	3.00%
4.000% Senior Green Notes
Financial assets and liabilities
Stated interest rate	4.00%	4.00%
2.000% Senior Secured Green Notes
Financial assets and liabilities
Stated interest rate	2.00%	2.00%
Global Asset Based Loan Facility
Financial assets and liabilities
Maximum amount drawable	$ 369,000,000	$ 415,000,000
Maximum Capacity Available	$ 407,000,000